Commitments and Contingencies (Details) - Schedule of the net book value of the finance lease - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of The Net Book Value Of The Finance Lease Abstract
Leased equipment under finance lease,	$ 100,097	$ 100,097	$ 100,097
less accumulated amortization	(100,097)	(100,097)	(84,837)
Net			$ 15,260